UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(626) 914-7235

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)

Chase Growth Fund
Class N | CHASX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$138	1.10%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the last 12-month period ended September 30, 2024, the Fund outperformed its benchmarks, the S&P 500 Index and the Lipper Multi-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in the financials sector detracted from performance relative to the benchmark. In addition, cash held in the Fund during a strong upward move in the market also weighed on performance.
Positive contributions to relative performance were led by good stock selection in the industrials, technology, and consumer discretionary sectors. An underweight position in the health care sector also contributed to performance over the period.
POSITIONING
We tactically increased our weightings in the communication services and health care sectors while reducing our weightings in the industrials and materials sectors. We trimmed our position in Nvidia Corporation and eliminated our position in Visa Inc. while initiating positions in Meta Platforms Inc. and Bank of New York Mellon Corp.

Top Contributors
Nvidia Corporation
Vertiv Holdings Co.
Meta Platforms Inc.
Industrials Position
Technology Position

Top Detractors
HealthEquity Inc.
Amkor Technology Inc.
Rapid7 Inc.
Cash Position
PERFORMANCE
As noted above, for the past 12 months, the fund has outperformed its benchmarks. It (CHASX) gained 50.12% over the period, compared to gains of 36.35% for the S&P 500 Index and 36.58% for the peer group of mutual funds as represented by the Lipper Multi-Cap Growth Funds Index.
While most of the gains earlier in the past year were driven by mega-cap tech and related companies, often dubbed the “Magnificent 7,” returns in the latest three-month period were driven more by stocks deemed “interest-rate sensitive” including utilities, real estate and industrials.
Chase Growth Fund	PAGE 1	TSR-AR-007989809

As the fourth quarter of the Fund’s year ended, many equity markets were at or near record high levels. Investors have generally become more confident that recent economic data would continue to result in lowered interest rates by Federal Reserve bankers in both the fourth calendar quarter of 2024 and into 2025 as well. Markets are likely to remain concerned about both the level of turmoil globally and the outcome of the many elections in the United States.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $100,000 chart reflects a hypothetical $100,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $100,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chase Growth Fund Class N	50.12	15.14	12.46
S&P 500 TR	36.35	15.98	13.38
Lipper Multi-Cap Growth Fund Index	36.58	14.33	12.67
Visit https://chasegrowthfund.com/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$87,233,622
Number of Holdings	41
Net Advisory Fee	$437,989
Portfolio Turnover	95%
Visit https://chasegrowthfund.com/#literature for more recent performance information.
Chase Growth Fund	PAGE 2	TSR-AR-007989809

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
NVIDIA Corp.	4.6%
Meta Platforms, Inc.	4.2%
Amazon.com, Inc.	4.2%
Apple, Inc.	3.4%
Bank of New York Mellon Corp.	3.2%
eBay, Inc.	3.0%
Gen Digital, Inc.	3.0%
Houlihan Lokey, Inc.	3.0%
Microsoft Corp.	3.0%
T-Mobile US, Inc.	2.9%

Top Sectors	(%)
Information Technology	25.9%
Financials	21.3%
Health Care	13.2%
Consumer Discretionary	13.0%
Industrials	13.0%
Communication Services	9.2%
Real Estate	1.6%
Cash & Other	2.8%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://chasegrowthfund.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chase Investment Counsel Corporation documents not be householded, please contact Chase Investment Counsel Corporation at 1-800-293-9104, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chase Investment Counsel Corporation or your financial intermediary.
Chase Growth Fund	PAGE 3	TSR-AR-007989809

Chase Growth Fund
Institutional Class | CHAIX
Annual Shareholder Report | September 30, 2024
This annual shareholder report contains important information about the Chase Growth Fund for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://chasegrowthfund.com/#literature. You can also request this information by contacting us at 1-800-293-9104.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	0.99%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the last 12-month period ended September 30, 2024, the Fund outperformed its benchmarks, the S&P 500 Index and the Lipper Multi-Cap Growth Funds Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Stock selection in the financials sector detracted from performance relative to the benchmark. In addition, cash held in the Fund during a strong upward move in the market also weighed on performance.
Positive contributions to relative performance were led by good stock selection in the industrials, technology, and consumer discretionary sectors. An underweight position in the health care sector also contributed to performance over the period.
POSITIONING
We tactically increased our weightings in the communication services and health care sectors while reducing our weightings in the industrials and materials sectors. We trimmed our position in Nvidia Corporation and eliminated our position in Visa Inc. while initiating positions in Meta Platforms Inc. and Bank of New York Mellon Corp.

Top Contributors
Nvidia Corporation
Vertiv Holdings Co.
Meta Platforms Inc.
Industrials Position
Technology Position

Top Detractors
HealthEquity Inc.
Amkor Technology Inc.
Rapid7 Inc.
Cash Position
PERFORMANCE
As noted above, for the past 12 months, the fund has outperformed its benchmarks. It (CHAIX) gained 50.23% over the period, compared to gains of 36.35% for the S&P 500 Index and 36.58% for the peer group of mutual funds as represented by the Lipper Multi-Cap Growth Funds Index.
While most of the gains earlier in the past year were driven by mega-cap tech and related companies, often dubbed the “Magnificent 7,” returns in the latest three-month period were driven more by stocks deemed “interest-rate sensitive” including utilities, real estate and industrials.
Chase Growth Fund	PAGE 1	TSR-AR-007989395

As the fourth quarter of the Fund’s year ended, many equity markets were at or near record high levels. Investors have generally become more confident that recent economic data would continue to result in lowered interest rates by Federal Reserve bankers in both the fourth calendar quarter of 2024 and into 2025 as well. Markets are likely to remain concerned about both the level of turmoil globally and the outcome of the many elections in the United States.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Chase Growth Fund Institutional Class	50.23	15.25	12.61
S&P 500 TR	36.35	15.98	13.38
Lipper Multi-Cap Growth Fund Index	36.58	14.33	12.67
Visit https://chasegrowthfund.com/#literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$87,233,622
Number of Holdings	41
Net Advisory Fee	$437,989
Portfolio Turnover	95%
Visit https://chasegrowthfund.com/#literature for more recent performance information.
Chase Growth Fund	PAGE 2	TSR-AR-007989395

WHAT DID THE FUND INVEST IN? (as of September 30, 2024)*

Top 10 Issuers	(%)
NVIDIA Corp.	4.6%
Meta Platforms, Inc.	4.2%
Amazon.com, Inc.	4.2%
Apple, Inc.	3.4%
Bank of New York Mellon Corp.	3.2%
eBay, Inc.	3.0%
Gen Digital, Inc.	3.0%
Houlihan Lokey, Inc.	3.0%
Microsoft Corp.	3.0%
T-Mobile US, Inc.	2.9%

Top Sectors	(%)
Information Technology	25.9%
Financials	21.3%
Health Care	13.2%
Consumer Discretionary	13.0%
Industrials	13.0%
Communication Services	9.2%
Real Estate	1.6%
Cash & Other	2.8%
*	Expressed as a percent of net assets.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://chasegrowthfund.com/#literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Chase Investment Counsel Corporation documents not be householded, please contact Chase Investment Counsel Corporation at 1-800-293-9104, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Chase Investment Counsel Corporation or your financial intermediary.
Chase Growth Fund	PAGE 3	TSR-AR-007989395

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Joe D. Redwine, Ms. Michele Rackey, Ms. Anne Kritzmire, and Mr. Craig Wainscott are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2024	FYE 9/30/2023
(a) Audit Fees	$19,000	$18,900
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2024	FYE 9/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) During the audit of the registrant’s financial statements, 100 percent of the hours were attributed to work performed by persons other than full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2024	FYE 9/30/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Chase Growth Fund
Core Financial Statements
September 30, 2024

Chase Growth Fund
Schedule of Investments
September 30, 2024

	Shares	Value
COMMON STOCKS - 97.3%
Asset Management - 2.5%
Ares Management Corp. - Class A	14,256	$2,221,655
Biotechnology - 3.9%
Halozyme Therapeutics, Inc.(a)	38,498	2,203,625
Vertex Pharmaceuticals, Inc.(a)	2,648	1,231,532
		3,435,157
Brokerage - 4.8%
Houlihan Lokey, Inc.	16,486	2,605,118
Stifel Financial Corp.	16,959	1,592,450
		4,197,568
Computer - Networking - 3.5%
Arista Networks, Inc.(a)	2,982	1,144,551
F5, Inc.(a)	8,748	1,926,310
		3,070,861
Computer Hardware - 3.4%
Apple, Inc.	12,871	2,998,943
Computer Software - 12.0%
Gen Digital, Inc.	96,248	2,640,083
Microsoft Corp.	6,045	2,601,163
Oracle Corp.	10,130	1,726,152
Q2 Holdings, Inc.(a)	24,893	1,985,714
SAP SE - ADR	6,777	1,552,611
		10,505,723
Drugs - Proprietary - 5.0%
Novartis AG - ADR	19,588	2,253,012
Pfizer, Inc.	73,458	2,125,874
		4,378,886
Electrical Equipment - 4.6%
Generac Holdings, Inc.(a)	11,100	1,763,568
Vertiv Holdings Co. - Class A	22,164	2,205,096
		3,968,664
Engineering/Construction - 1.8%
Quanta Services, Inc.	5,140	1,532,491
Finance/Banks - 5.8%
Bank of New York Mellon Corp.	38,575	2,771,999
Goldman Sachs Group, Inc.	4,681	2,317,610
		5,089,609
Finance/Information Services - 2.4%
Fidelity National Information Services, Inc.	24,921	2,087,134
Financial Services - Diversified - 2.5%
Berkshire Hathaway, Inc. - Class B(a)	4,819	2,217,993

The accompanying notes are an integral part of these financial statements.

1

Chase Growth Fund
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
Financial Services - Mortgage Related - 1.6%
NMI Holdings, Inc.(a)	33,424	$1,376,735
Health Care Services - 2.5%
DaVita, Inc.(a)	13,479	2,209,612
Hospitals - 1.8%
Universal Health Services, Inc. - Class B	6,683	1,530,474
Hotel/Motel - 1.5%
Hilton Worldwide Holdings, Inc.	5,794	1,335,517
Insurance - Property/Casualty/Title - 1.6%
Arch Capital Group Ltd.(a)	12,446	1,392,458
Internet Retail - 9.6%
Amazon.com, Inc.(a)	19,430	3,620,392
Booking Holdings, Inc.	492	2,072,363
eBay, Inc.	40,764	2,654,144
		8,346,899
Internet Software & Services - 6.3%
Alphabet, Inc. - Class A	10,631	1,763,151
Meta Platforms, Inc. - Class A	6,450	3,692,238
		5,455,389
Machinery - 2.6%
Flowserve Corp.	43,266	2,236,420
REIT - 1.6%
Digital Realty Trust, Inc.	8,550	1,383,647
Retail - Discount - 2.0%
TJX Companies, Inc.	14,492	1,703,390
Semiconductors - 7.0%
Broadcom, Inc.	12,090	2,085,525
NVIDIA Corp.	32,934	3,999,505
		6,085,030
Shipping - 1.8%
Kirby Corp.(a)	12,798	1,566,859
Steel - 2.3%
Howmet Aerospace, Inc.	19,952	2,000,188
Wireless Telecommunication Services - 2.9%
T-Mobile US, Inc.	12,410	2,560,928
TOTAL COMMON STOCKS (Cost $57,652,892)		84,888,230

The accompanying notes are an integral part of these financial statements.

2

Chase Growth Fund
Schedule of Investments
September 30, 2024(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS - 2.8%
Money Market Funds - 2.8%
Invesco STIT Treasury Portfolio – Institutional Class, 4.79%(b)	2,473,765	$2,473,765
TOTAL SHORT-TERM INVESTMENTS (Cost $2,473,765)		2,473,765
TOTAL INVESTMENTS - 100.1% (Cost $60,126,657)		87,361,995
Liabilities in Excess of Other Assets - (0.1)%		(128,373)
TOTAL NET ASSETS - 100.0%		$87,233,622

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
SE - Societas Europeae
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

3

Chase Growth Fund
Statement of Assets and Liabilities
at September 30, 2024

ASSETS
Investments in securities, at value (identified cost $60,126,657)	$87,361,995
Receivables
Fund shares issued	4,115
Dividends and interest	21,646
Dividend tax reclaim	3,629
Prepaid expenses	16,685
Total assets	87,408,070
LIABILITIES
Payables
Due to Adviser	41,217
Fund shares redeemed	64,887
Audit fees	22,500
Shareholder servicing fees	3,717
Administration and fund accounting fees	16,696
Transfer agent fees and expenses	9,857
Custody fees	2,439
Chief Compliance Officer fee	2,500
Printing and mailing expense	6,653
Trustee fees and expenses	2,046
Accrued expenses	1,936
Total liabilities	174,448
NET ASSETS	$87,233,622
CALCULATION OF NET ASSET VALUE PER SHARE
Class N Shares
Net assets applicable to shares outstanding	$42,197,369
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,591,821
Net asset value, offering and redemption price per share	$16.28
Institutional Class Shares
Net assets applicable to shares outstanding	$45,036,253
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	2,549,870
Net asset value, offering and redemption price per share	$17.66
COMPONENTS OF NET ASSETS
Paid-in capital	$45,876,558
Total distributable earnings	41,357,064
Net assets	$87,233,622

The accompanying notes are an integral part of these financial statements.

4

Chase Growth Fund
Statement of Operations
For the Year Ended September 30, 2024

INVESTMENT INCOME
Income
Dividends (net of foreign tax and issuance fees withheld of $14,344)	$429,142
Interest	138,481
Total income	567,623
EXPENSES
Advisory fees (Note 4)	573,227
Administration and fund accounting fees (Note 4)	104,077
Transfer agent fees and expenses (Note 4)	68,095
Shareholder servicing fees - Class N Shares (Note 5)	39,691
Registration fees	32,847
Audit fees	22,500
Trustees fees and expenses	17,826
Custody fees (Note 4)	15,908
Legal fees	15,165
Chief Compliance Officer fee (Note 4)	15,001
Printing and mailing expense	12,831
Insurance expense	3,997
Miscellaneous	10,424
Total expenses	931,589
Less: fees waived by Adviser (Note 4)	(135,238)
Net expenses	796,351
Net investment loss	(228,728)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) from:
Investments	15,491,836
Foreign currency	(70)
Net change in unrealized appreciation/(depreciation) on:
Investments	14,777,443
Foreign currency	20
Net realized and unrealized gain on investments and foreign currency	30,269,229
Net Increase in Net Assets Resulting from Operations	$30,040,501

The accompanying notes are an integral part of these financial statements.

5

Chase Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended Sept. 30,
	2024	2023
NET INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment loss	$(228,728)	$(127,785)
Net realized gain/(loss) from:
Investments	15,491,836	3,582,716
Foreign currency	(70)	25
Net change in unrealized appreciation/(depreciation) on:
Investments	14,777,443	5,670,825
Foreign currency	20	2
Net increase in net assets resulting from operations	30,040,501	9,125,783
DISTRIBUTIONS TO SHAREHOLDERS
Class N Shares	(1,867,577)	(1,585,558)
Institutional Class Shares	(1,800,078)	(1,432,158)
Total distributions to shareholders	(3,667,655)	(3,017,716)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares(a)	(1,644,642)	(2,386,116)
Total increase in net assets	24,728,204	3,721,951
NET ASSETS
Beginning of year	62,505,418	58,783,467
End of year	$ 87,233,622	$ 62,505,418

(a)	A summary of share transactions is as follows:
The accompanying notes are an integral part of these financial statements.

6

Chase Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
Class N Shares

	Year Ended Sept. 30, 2024		Year Ended Sept. 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	314,823	$4,718,386	70,589	$792,498
Shares issued on reinvestments of distributions	141,969	1,707,881	138,150	1,486,491
Shares redeemed*	(566,673)	(8,025,939)	(427,542)	(4,821,747)
Net decrease	(109,881)	$(1,599,672)	(218,803)	$(2,542,758)
* Net of redemption fees of (1)		$17		$393

Institutional Class Shares

	Year Ended Sept. 30, 2024		Year Ended Sept. 30, 2023
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	187,981	$2,899,519	118,321	$1,395,497
Shares issued on reinvestments of distributions	128,034	1,669,565	113,377	1,315,172
Shares redeemed*	(303,907)	(4,614,054)	(211,869)	(2,554,027)
Net increase/(decrease)	12,108	$(44,970)	19,829	$156,642
* Net of redemption fees of (1)		$18		$385

(1)	Prior to January 28, 2024, a redemption fee of 2.00% was assessed against shares redeemed within 60 days of purchased.
The accompanying notes are an integral part of these financial statements.

7

Chase Growth Fund
FINANCIAL HIGHLIGHTS
Class N Shares
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$11.49	$10.45	$15.33	$13.21	$13.01
Income from investment operations:
Net investment income/(loss)(1)	(0.05)	(0.03)	0.01	(0.03)	(0.05)
Net realized and unrealized gain/(loss) on investments and foreign currency	5.56	1.64	(2.12)	3.21	1.66
Total from investment operations	5.51	1.61	(2.11)	3.18	1.61
Less distributions:
From net realized gain on investments	(0.72)	(0.57)	(2.77)	(1.06)	(1.41)
Total distributions	(0.72)	(0.57)	(2.77)	(1.06)	(1.41)
Paid-in capital from redemption fees(1)(2)(3)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$16.28	$11.49	$10.45	$15.33	$13.21
Total return	50.12%	15.77%	−18.05%	25.25%	13.45%
Ratios/supplemental data:
Net assets, end of year (thousands)	$42,198	$31,044	$30,523	$41,715	$37,914
Ratio of expenses to average net assets:
Before fee waiver	1.28%	1.35%	1.27%	1.26%	1.29%
After fee waiver	1.10%	1.10%	1.09%	1.14%	1.25%
Ratio of net investment income/(loss) to average net assets:
Before fee waiver	(0.53)%	(0.50)%	(0.07)%	(0.32)%	(0.47)%
After fee waiver	(0.35)%	(0.25)%	0.11%	(0.20)%	(0.43)%
Portfolio turnover rate	94.92%	121.88%	122.57%	94.19%	145.44%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

8

Chase Growth Fund
FINANCIAL HIGHLIGHTS (Continued)
Institutional Class Shares
For a share outstanding throughout each year

	Year Ended September 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$12.40	$11.22	$16.26	$13.94	$13.64
Income from investment operations:
Net investment income/(loss)(1)	(0.04)	(0.02)	0.03	(0.01)	(0.04)
Net realized and unrealized gain/(loss) on investments and foreign currency	6.02	1.77	(2.30)	3.39	1.75
Total from investment operations	5.98	1.75	(2.27)	3.38	1.71
Less distributions:
From net realized gain on investments	(0.72)	(0.57)	(2.77)	(1.06)	(1.41)
Total distributions	(0.72)	(0.57)	(2.77)	(1.06)	(1.41)
Paid-in capital from redemption fees(1)(2)(3)	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$17.66	$12.40	$11.22	$16.26	$13.94
Total return	50.23%	15.94%	−17.99%	25.36%	13.57%
Ratios/supplemental data:
Net assets, end of year (thousands)	$45,036	$31,461	$28,260	$38,167	$31,991
Ratio of expenses to average net assets:
Before fee waiver	1.17%	1.24%	1.17%	1.16%	1.18%
After fee waiver	0.99%	0.99%	0.99%	1.04%	1.14%
Ratio of net investment income/(loss) to average net assets:
Before fee waiver	(0.42)%	(0.40)%	0.03%	(0.21)%	(0.34)%
After fee waiver	(0.24)%	(0.15)%	0.21%	(0.09)%	(0.30)%
Portfolio turnover rate	94.92%	121.88%	122.57%	94.19%	145.44%

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.01 per share.
(3)	The Fund stopped collecting a redemption fee on January 28, 2024.
The accompanying notes are an integral part of these financial statements.

9

Chase Growth Fund
Notes to Financial Statements
at September 30, 2024
NOTE 1 – ORGANIZATION
The Chase Growth Fund (the “Fund”) is a series of shares of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.
The Fund is a diversified fund. The investment objective of the Growth Fund is growth of capital. The Fund offers Class N shares which commenced operations on December 2, 1997 and Institutional Class shares which commenced operations on January 29, 2007. Because the fees and expenses vary between the Class N shares and the Institutional Class shares, performance will vary with respect to each class. Under normal conditions, the Institutional Class shares are expected to have lower expenses than the Class N shares which will result in higher total returns.
All classes of the Fund are offered through approved financial supermarkets, investment advisors and consultants, financial planners, brokers, dealers and other investment professionals and their agents. Institutional Class shares of the Fund are offered to a limited category of investors, most notably to shareholders whose cumulative investment in the Fund exceeds $500,000.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.
A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.
B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.
The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Common expenses of the Trust are typically allocated among the funds in the Trust based on the fund’s respective net assets, or by other equitable means.
The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.

10

Chase Growth Fund
Notes to Financial Statements
at September 30, 2024(Continued)
The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.
D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the year ended September 30, 2024, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Total Distributable Earnings	Paid-in Capital
$(903,596)	$903,596

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: Effective January 28, 2024, the Fund’s redemption fee has been eliminated. Prior to January 28, 2024, the Fund charged a 2% redemption fee to shareholders who redeemed shares held for 60 days or less. Such fees were retained by the Fund and accounted for as an addition to paid-in capital. Redemption fees retained are disclosed in the statement of changes.

G.
REITs: The Fund can make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

H.
Events Subsequent to the Fiscal Year End: In preparing the financial statements as of September 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

11

Chase Growth Fund
Notes to Financial Statements
at September 30, 2024(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – The Fund’s investments are carried at fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, Chase Investment Counsel Corporation (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$84,888,230	$ —	$ —	$84,888,230
Money Market Funds	2,473,765	—	—	2,473,765
Total Investments	$87,361,995	$—	$—	$87,361,995

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

12

Chase Growth Fund
Notes to Financial Statements
at September 30, 2024(Continued)
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. The Fund has implemented these requirements as of the compliance date of July 24, 2024.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Adviser provides the Fund with investment management services under the Fund’s investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Fund. For the year ended September 30, 2024, the advisory fees incurred by the Fund are disclosed in the statement of operations.
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to waive a portion of its management fees and pay expenses of the Fund to ensure that the total annual fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, extraordinary expenses, shareholder servicing fees or any other class-specific expenses) do not exceed 0.99% of the Fund’s average daily net assets through at least January 28, 2025. Any such reductions made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended September 30, 2024, the Adviser reduced its fees in the amount of $135,238. The Adviser may recapture portions of the amounts shown below no later than the corresponding dates.

Expiration	Amount
9/30/25	$130,664
9/30/26	155,587
9/30/27	135,238
$421,489

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as the Fund’s custodian (the “Custodian”). The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the year ended September 30, 2024, are disclosed in the statement of operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

13

Chase Growth Fund
Notes to Financial Statements
at September 30, 2024(Continued)
NOTE 5 – SHAREHOLDER SERVICING FEE
The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund’s Class N shares may pay servicing fees at an annual rate of up to 0.15% of the average daily net assets of the Class N shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the year ended September 30, 2024, the shareholder servicing fees incurred under the Agreement by the Fund’s Class N shares are disclosed in the statement of operations.
NOTE 6 – SECURITIES TRANSACTIONS
For the year ended September 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $69,962,385 and $76,603,890, respectively. There were no purchases or sales of U.S. government securities.
NOTE 7 – LINE OF CREDIT
The Fund has an unsecured line of credit in the amount of $8,000,000, or 33 1/3% of unencumbered assets. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the year ended September 30, 2024, the Fund did not draw on its line of credit. At September 30, 2024, the Fund had no outstanding loan amounts.
NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid by the Fund during the years ended September 30, 2024 and September 30, 2023 was as follows:

Growth Fund	Year Ended September 30,
	2024	2023
Ordinary income	$ 137,178	$ —
Long-term capital gains	3,530,477	3,017,716

As of September 30, 2024, the components of capital on a tax basis were as follows:

Cost of investments(a)	$60,126,657
Gross unrealized appreciation	27,338,796
Gross unrealized depreciation	(103,458)
Net unrealized appreciation(a)	27,235,338
Net unrealized depreciation on currency	—
Undistributed ordinary income	1,156,874
Undistributed long-term capital gains	12,964,852
Total distributable earnings	14,121,726
Total accumulated earnings/(losses)	$41,357,064

(a)	The book-basis and tax-basis cost and net unrealized appreciation is the same.

14

Chase Growth Fund
Notes to Financial Statements
at September 30, 2024(Continued)
NOTE 9 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Equity Securities Risk – The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Management Risk – The Fund’s ability to achieve its investment objective depends on the Adviser’s ability to correctly identify economic trends and select stocks, particularly in volatile stock markets.

•
Medium-Cap Companies Risk – Investing in securities of medium-capitalization companies may involve greater volatility than investing in larger companies because medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Large-Cap Companies Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Sector Emphasis Risk – Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react negatively in some circumstances to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if exposure to such sector comprised a lesser portion of the Fund’s portfolio.

•
Technology Sector Risk – Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

•	Small-Cap Companies Risk – Investments in smaller or unseasoned companies involve much greater risk than investments in larger, more established companies due to smaller companies being more likely to

15

Chase Growth Fund
Notes to Financial Statements
at September 30, 2024(Continued)
experience unexpected fluctuations in prices. This is due to the higher degree of uncertainty in a small-cap company’s growth prospects, the lower degree of liquidity in the market for small-cap stocks, and the greater sensitivity of small-cap companies to changing economic conditions.
•
Portfolio Turnover Risk – A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

•
Depositary Receipt Risk – Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Investments in foreign securities may involve financial, economic or political risks not ordinarily associated with the securities of U.S. issuers. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. When the Fund invests in depositary receipts as a substitute for an investment directly in the underlying foreign shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the underlying foreign shares.

•
Foreign Securities Risk – Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund’s investments.

NOTE 10 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of the Fund as of September 30, 2024:

Shareholder	Percent of Shares Held
Charles Schwab & Co.	34.42%

NOTE 11 - OFFICERS
Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.
NOTE 12 – REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING (Unaudited)
At the board meeting held on June 27, 2024, the Board of Trustees (the “Board”) nominated two new Independent Trustees, Anne Kritzmire and Craig Wainscott, as well as one current Independent Trustee, Michele Rackey for election and appointment by shareholders of the Trust. At a special shareholder meeting held on August 27, 2024, shareholders voted to elect and appoint the three nominees as Independent Trustees to the Board. The vote results were as follows:

Outstanding Shares	Total Shares Voted(1)
610,254,146.13	422,548,104.53	69.24%

(1)	To approve the election of three Trustees to serve until his or her successor is elected and qualified.

	FOR(2)			WITHHOLD
	Shares Voted	% of Voted Shares	% of Outstanding Shares	Shares Voted	% of Voted Shares	% of Outstanding Shares
(01) Craig Wainscott	420,753,222.93	99.58%	68.95%	1,794,881.60	0.42%	0.29%
(02) Anne Kritzmire	420,814,806.36	99.59%	68.96%	1,733,298.17	0.41%	0.28%
(03) Michele Rackey	419,476,647.18	99.27%	68.74%	3,071,457.36	0.73%	0.50%

(1)	Quorum:
Forty percent of the shares of the Trust entitled to vote, present in person or represented by proxy, constitutes a quorum.
(2)	Vote Required:
The nominees will be elected as Trustees of the Trust if they receive a plurality of the votes cast by all shares of the Trust to be voted in the aggregate.

16

CHASE GROWTH FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Chase Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of the Chase Growth Fund (the “Fund”), a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operation for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
November 27, 2024

17

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	12/6/2024

By (Signature and Title) *	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	12/6/2024

* Print the name and title of each signing officer under his or her signature.